Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 5) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Estimate	$ 39,980	$ 60,221
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Estimate	21,307	37,189
Tax contingent liability [member] | Plaintiff 1 [Member]
IfrsStatementLineItems [Line Items]
Estimate	3,418	4,260
Tax contingent liability [member] | Plaintiff 2 [Member]
IfrsStatementLineItems [Line Items]
Estimate	2,887	1,370
Tax contingent liability [member] | Plaintiff 3 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,702	11,409
Tax contingent liability [member] | Plaintiff 4 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,207	1,418
Tax contingent liability [member] | Plaintiff 5 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,129	1,263
Tax contingent liability [member] | Plaintiff 6 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,090	1,064
Tax contingent liability [member] | Plaintiff 7 [Member]
IfrsStatementLineItems [Line Items]
Estimate	313	578
Tax contingent liability [member] | Plaintiff 8 [Member]
IfrsStatementLineItems [Line Items]
Estimate	436	544
Tax contingent liability [member] | Plaintiff 9 [Member]
IfrsStatementLineItems [Line Items]
Estimate	389	1,816
Tax contingent liability [member] | Plaintiff 10 [Member]
IfrsStatementLineItems [Line Items]
Estimate	288	723
Tax contingent liability [member] | Plaintiff 11 [Member]
IfrsStatementLineItems [Line Items]
Estimate	235	403
Tax contingent liability [member] | Plaintiff 12 [Member]
IfrsStatementLineItems [Line Items]
Estimate	225	273
Tax contingent liability [member] | Plaintiff 13 [Member]
IfrsStatementLineItems [Line Items]
Estimate	166	168
Tax contingent liability [member] | Plaintiff 14 [Member]
IfrsStatementLineItems [Line Items]
Estimate		2,872
Tax contingent liability [member] | Plaintiff 15 [Member]
IfrsStatementLineItems [Line Items]
Estimate	428	514
Tax contingent liability [member] | Plaintiff 16 [Member]
IfrsStatementLineItems [Line Items]
Estimate	97	960
Tax contingent liability [member] | Plaintiff 17 [Member]
IfrsStatementLineItems [Line Items]
Estimate	298	355
Tax contingent liability [member] | Plaintiff 18 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,058	1,257
Tax contingent liability [member] | Plaintiff 19 [Member]
IfrsStatementLineItems [Line Items]
Estimate	870	1,027
Tax contingent liability [member] | Plaintiff 20 [Member]
IfrsStatementLineItems [Line Items]
Estimate	314	374
Tax contingent liability [member] | Plaintiff 21 [Member]
IfrsStatementLineItems [Line Items]
Estimate	747	913
Tax contingent liability [member] | Plaintiff 22 [Member]
IfrsStatementLineItems [Line Items]
Estimate	244	299
Tax contingent liability [member] | Plaintiff 23 [Member]
IfrsStatementLineItems [Line Items]
Estimate	515	576
Tax contingent liability [member] | Plaintiff 24 [Member]
IfrsStatementLineItems [Line Items]
Estimate	634
Tax contingent liability [member] | Plaintiff 25 [Member]
IfrsStatementLineItems [Line Items]
Estimate	544	197
Tax contingent liability [member] | Plaintiff 26 [Member]
IfrsStatementLineItems [Line Items]
Estimate	188	223
Tax contingent liability [member] | Plaintiff 27 [Member]
IfrsStatementLineItems [Line Items]
Estimate	264	311
Tax contingent liability [member] | Plaintiff 28 [Member]
IfrsStatementLineItems [Line Items]
Estimate	201	254
Other Tax Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,420	1,768
Labor related contingent liability [member]
IfrsStatementLineItems [Line Items]
Estimate	6,465	10,150
Labor related contingent liability [member] | Plaintiff 1 [Member]
IfrsStatementLineItems [Line Items]
Estimate	4,934	8,362
Other Labor Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,531	1,788
Civil related contingent liability [member]
IfrsStatementLineItems [Line Items]
Estimate	10,910	11,455
Civil related contingent liability [member] | Plaintiff 1 [Member]
IfrsStatementLineItems [Line Items]
Estimate	3,319	3,547
Civil related contingent liability [member] | Plaintiff 2 [Member]
IfrsStatementLineItems [Line Items]
Estimate	2,686	2,245
Civil related contingent liability [member] | Plaintiff 3 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,946	2,225
Civil related contingent liability [member] | Plaintiff 4 [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,863	2,214
Civil related contingent liability [member] | Plaintiff 5 [Member]
IfrsStatementLineItems [Line Items]
Estimate	264	240
Civil related contingent liability [member] | Plaintiff 6 [Member]
IfrsStatementLineItems [Line Items]
Estimate	832	984
Environmental Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Estimate	1,298	1,427
Environmental Related Contingent Liability [Member] | Plaintiff 1 [Member]
IfrsStatementLineItems [Line Items]
Estimate	$ 1,298	$ 1,427